Commitments and contingencies: (Details 1) $ in Thousands	Dec. 31, 2017 MXN ($)
Two thousand eighteen [member]
Contractual capital commitments	$ 340,645	[1]

[1]	Figures in pesos adjusted to December 31, 2017, based on the National Construction Price Index (IPCO, by its acronym in Spanish) in accordance with the terms of the MDP.